Trade And Unbilled Receivables And Contract Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Schedule of trade and unbilled receivables, net

	December 31, 2024	December 31, 2023
Trade and unbilled receivables (1)	$1,006,557	$767,089
Contract assets (2)	1,948,464	1,957,697
Less – allowance for credit loss (3)	(12,135)	(8,024)
	$2,942,886	$2,716,762

Schedule of changes in the allowance for credit losses	The changes in the allowance for credit losses were as follows:

	2024	2023
Balance as of January 1,	$9,172	$9,162
Current period provision for expected credit loss	5,701	674
Write-off charges against the allowance for expected credit losses	(867)	(664)
Balance as of December 31,	$14,006	$9,172